Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of long term debt [Line Items]
Borrowings	$ 1,621,807,044,000	$ 1,853,421,785,000
U.S. dollar
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	17.0720		$ 19.9847
Japanese yen
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	0.1183		0.1466
Pounds sterling
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	21.5977		24.3531
Euro
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	18.6443		21.0219
Swiss francs
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 19.0535		$ 20.8880